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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [  ];  Amendment Number: __________

This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     VHCP  Management, LLC
Address:  3340  Hillview Avenue
          Palo  Alto, California 94304

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Stepp
Title:    General Counsel, VR Management, LLC
Phone:    (650) 561-9580

Signature, Place, and Date of Signing:

/s/ David L. Stepp    Palo Alto, California May 14, 2013
--------------------
   [Signature]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

          -
          Number of Other Included Managers:       0
          Form 13F Information Table Entry Total:  Fifteen (15)
          Form 13F Information Table Value Total:  $131,873,000
          List of Other Included Managers:         None

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                          FORM 13F INFORMATION TABLE

                                                                                                          Voting Authority
                                 TITLE OF              VALUE   SHARES /  SH / PUT / INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                    CLASS      CUSIP    (X$1000) PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                   -------- ----------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
Alexza Pharmaceuticals, Inc.       COM    015384 10 0   2,210    499,999  SH   N/A     Sole      N/A      499,999  N/A   N/A
Amicus Therapeutics, Inc.          COM    03152W 10 9     520    164,000  SH   N/A     Sole      N/A      164,000  N/A   N/A
Anacor Pharmaceuticals, Inc.       COM    032420 10 1  10,406  1,610,856  SH   N/A     Sole      N/A    1,610,856  N/A   N/A
Anthera Pharmaceuticals, Inc.      COM    03674U 10 2     949  1,437,623  SH   N/A     Sole      N/A    1,437,623  N/A   N/A
BioCryst Pharmaceuticals, Inc.     COM    09058V 10 3     468    392,990  SH   N/A     Sole      N/A      392,990  N/A   N/A
Biodel, Inc.                       COM    09064M 10 5   3,614  1,274,000  SH   N/A     Sole      N/A    1,274,000  N/A   N/A
Chelsea Therapeutics
  International, Inc.              COM    163428 10 5   5,134  2,516,870  SH   N/A     Sole      N/A    2,516,870  N/A   N/A
Dyax Corp.                         COM    26746E 10 3   5,824  1,335,714  SH   N/A     Sole      N/A    1,335,714  N/A   N/A
GTx, Inc.                          COM    40052B 10 8   7,359  1,773,242  SH   N/A     Sole      N/A    1,773,242  N/A   N/A
Hyperion Therapeutics, Inc         COM    44915N 10 1   6,584    255,000  SH   N/A     Sole      N/A      255,000  N/A   N/A
Ironwood Pharmaceuticals, Inc.     COM    46333X 10 8  32,913  1,800,000  SH   N/A     Sole      N/A    1,800,000  N/A   N/A
Keryx Biopharmaceuticals, Inc.     COM    492515 10 1  14,434  2,048,773  SH   N/A     Sole      N/A    2,048,773  N/A   N/A
Neurocrine Biosciences, Inc.       COM    64125C 10 9  23,881  1,964,673  SH   N/A     Sole      N/A    1,964,673  N/A   N/A
Tesaro, Inc.                       COM    881569 10 7  14,424    656,813  SH   N/A     Sole      N/A      656,813  N/A   N/A
Threshold Pharmaceuticals, Inc.    COM    885807 20 6   3,153    684,000  SH   N/A     Sole      N/A      684,000  N/A   N/A